Shares Issued and Outstanding (Detail) - Shares Issued and Outstanding [Member] - shares	Jun. 30, 2019	Dec. 31, 2018
Shares Issued and Outstanding [Line Items]
Shares issued in million	2,066.8	2,066.8
Shares in treasury, in million	1.8	1.3
of which [Abstract]
Buyback in million	1.6	1.2
Other in million	0.2	0.2
Shares outstanding in million	2,064.9	2,065.4